Stock Options (Summary of Stock Options Exercisable) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Exercisable, Number Exercisable	1,013,848	2,281,298	210,520
Weighted Average Exercise Price, Options exercisable	$ 11.36	$ 7.32	$ 16.44
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options exercisable	$ 2.21	$ 2.21	$ 9.30
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options exercisable	$ 74.95	$ 46.87	$ 26.15